Regulatory Capital and Capital Adequacy - Additional Information (Detail) (INR) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Basel II	Mar. 31, 2009 Basel II	Mar. 31, 2009 Basel II Subject to Prudential Floor	Mar. 31, 2014 Indian GAAP	Mar. 31, 2014 Indian GAAP Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required minimum Capital to Risk-weighted Asset Ratio	9.00%	9.00%		9.00%	9.00%	80.00%
Required minimum Tier 1 capital ratio	6.50%	6.00%		6.00%	6.00%
Required transfer of after tax Indian GAAP profit to a non-distributable statutory reserve in order to pay dividends without prior RBI approval	25.00%
Dividend payout, description of restrictions							As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2014 cannot exceed 35% of net income of Rs. 84,783.8 million as calculated under Indian GAAP.
Dividend payout, maximum pay out as a percentage of net income calculated under Indian GAAP								35.00%
Net income calculated under Indian GAAP	84,783.8
Dividends declared	6.85	5.50	4.30